Other Real Estate and Other Assets Acquired in Settlement of Loans - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Real Estate [Abstract]
Consumer mortgage loans secured by residential real estate properties	$ 0.3	$ 0.1